Share capital and other equity (Details) - GBP (£) £ / shares in Units, shares in Thousands, £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Date of approval
Par value per share	£ 1.0769	£ 1.0769
Ordinary shares
Date of approval
Allotted, called up and fully paid	£ 9,683.0	£ 10,539.0
Number of shares	8,991,737	9,786,024
Par value per share	£ 1.076923076923077
Cumulative preference shares of 1
Date of approval
Allotted, called up and fully paid	£ 0.5	£ 0.5
Number of shares	483	483
Par value per share	£ 1	£ 1